Concentrations (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Customers [Member] | Revenue [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Vendors [Member] | Purchase [Member]
Concentrations (Details) [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%